SEMI-ANNUAL REPORT
                                 JUNE 30, 2002

                                  (AYCO LOGO)

                                      AYCO
                                  GROWTH FUND

                                  (AYCO LOGO)

                                AYCO GROWTH FUND

August 9, 2002

Dear Shareholder:

The equity markets have suffered sizable losses year-to-date, reflecting concerns over corporate accounting, international conflict and a weakening dollar, among other things. In the current market environment, in which large capitalization stocks and growth stocks remain out of favor, the performance of the Ayco Growth Fund has been volatile and is trailing the returns of the S&P 500 Index on a year-to-date basis.

Although the economy began to grow again, the equity markets continued to retreat. This dichotomy between the market and the economy is almost unprecedented. In fact, the stock market historically has led an economic recovery by six to nine months. While there are many reasons to explain the market's further decline (ranging from lax corporate governance to dollar weakness to valuation), the market has not responded to lower interest rates and evidence of economic growth. Clearly it is impossible to determine when this difficult environment will end. However, while fear and uncertainty are powerful forces in the short term, over time the strength of the economy trumps emotion as a driver of stock prices.

As this bear market continues, it is important to remember that the economy's fundamentals appear to be strong. While experiencing some recent weakness, the economy has proven to be quite resilient, growing by 5.0% during the first quarter of 2002 and 1.1% in the second quarter. Consensus estimates are for 3%- 4% Gross Domestic Product growth in the second half of the year, but given the weaker than expected second quarter results and fallout from the weak stock market, Gross Domestic Product growth near the low end of that range seems to us more likely.

In addition, the robust productivity growth that was the signpost of the late 1990's economy has continued. During the fourth quarter of 2001, productivity increased at a 5.2% annual rate, and during the first quarter of this year, it rose by 8.6%. This productivity surge is important because it is creating a strong recovery in corporate profits, which have increased by 25% from the cyclical lows of the third quarter 2001. While strong productivity growth will likely cause unemployment to remain stubbornly high in 2002 and 2003, it will also continue to improve corporate cash flows. Finally, inflation remains quite low, which is an additional positive for the stock market.

While no two economic and financial market downturns are exactly the same, history has shown that our economy and markets have been resilient in the face of crises that threatened to undermine investors' faith. The market survived the 1990-1992 banking crisis, the Asian crisis in 1997, and the collapse of Long Term Capital in 1998. In the past, there have been similar extended periods of stock market weakness, and, in each instance, there has been a strong recovery.

While the large cap growth sector has been among the most difficult places to invest in the equity markets during the last two years, we do not see any indication that the sector is permanently impaired or will not recover. Just as value trailed growth by a wide margin in the late 1990's, we believe that growth's weakness should be viewed as part of the normal cyclical rotation between these two styles. During this turbulent period, we remain focused on the fundamental attributes that define the companies in the Ayco Growth Fund, i.e. superior management, market-leadership, balance sheet strength and strong three to five-year earnings growth potential. While companies with these attributes are currently out of favor, we are confident that a recovering economy and improved investor confidence will again make these world-class franchises good investments.

Very truly yours,

/s/Peter H. Heerwagen

Peter H. Heerwagen
Vice President and Secretary

                   AVERAGE ANNUAL RETURN SINCE INCEPTION1<F1>
                              AS OF JUNE 30, 2002
                   ------------------------------------------
                                     1 YEAR            SINCE INCEPTION1<F1>
                                     ------            --------------------
Ayco Growth Fund                    (26.23%)                 (14.35%)
S&P 500 Index                       (17.99%)                 (15.35%)

          Date               Ayco Growth Fund             S&P 500 Index
          ----               ----------------             -------------
        12/1/2000                $10,000                     $10,000
       12/31/2000                 $9,729                     $10,047
        1/31/2001                $11,150                     $10,404
        2/28/2001                $10,590                      $9,455
        3/31/2001                $10,019                      $8,855
        4/30/2001                $11,010                      $9,543
        5/31/2001                $11,010                      $9,607
        6/30/2001                $10,609                      $9,374
        7/31/2001                $10,279                      $9,282
        8/31/2001                 $9,628                      $8,701
        9/30/2001                 $8,808                      $7,998
       10/31/2001                 $9,008                      $8,151
       11/30/2001                 $9,629                      $8,776
       12/31/2001                 $9,509                      $8,853
        1/31/2002                 $9,147                      $8,724
        2/28/2002                 $8,865                      $8,556
        3/31/2002                 $9,188                      $8,877
        4/30/2002                 $8,603                      $8,339
        5/31/2002                 $8,462                      $8,278
        6/30/2002                 $7,828                      $7,688

This chart assumes an initial investment of $10,000 made on December 1, 2000 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Fund at the fund level and includes all fund level expenses. However, the performance shown does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Performance shown would be lower if those fees and expenses were deducted. The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.

1<F1>  Since inception data for Fund and S&P 500 Index is as of 12/1/2000

AYCO GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
             COMMON STOCKS - 95.2%

             AUTO - 0.7%
    2,000    Ford Motor Company                                    $    32,000
    1,000    General Motors Corporation                                 53,450
                                                                   -----------
                                                                        85,450
                                                                   -----------

             COMPUTER SERVICES - 8.2%
   22,500    Cisco Systems, Inc.*<F2>                                  313,875
    5,100    Electronic Data
               Systems Corporation                                     189,465
   15,600    EMC Corporation*<F2>                                      117,780
    7,975    Microsoft Corporation*<F2>                                436,233
                                                                   -----------
                                                                     1,057,353
                                                                   -----------

             COSMETICS & TOILETRIES - 3.0%
    6,400    Kimberly-Clark Corporation                                396,800
                                                                   -----------

             DIVERSIFIED
               MANUFACTURING - 3.2%
   14,200    General Electric Company                                  412,510
                                                                   -----------

             ELECTRONICS - 2.5%
   14,000    Texas Instruments
               Incorporated                                            331,800
                                                                   -----------

             ENERGY - 7.6%
   10,740    Exxon Mobil Corporation                                   439,481
    4,600    Schlumberger Limited^<F3>                                 213,900
    7,500    Shell Transport & Trading
               Company ADR^<F3>                                        337,575
                                                                   -----------
                                                                       990,956
                                                                   -----------

             FINANCIAL SERVICES - 11.8%
   10,000    Citigroup Inc.                                            387,500
    3,900    Fannie Mae                                                287,625
    9,500    Household International, Inc.                             472,150
   11,550    J.P. Morgan Chase & Co.                                   391,776
                                                                   -----------
                                                                     1,539,051
                                                                   -----------

             FOOD, BEVERAGE &
               TOBACCO - 4.5%
    5,700    General Mills, Inc.                                       251,256
    7,000    PepsiCo, Inc.                                             337,400
                                                                   -----------
                                                                       588,656
                                                                   -----------

             HOSPITAL MANAGEMENT - 1.2%
    2,200    Tenet Healthcare Corporation*<F2>                         157,410
                                                                   -----------

             INDUSTRIAL - 6.4%
    8,000    Praxair, Inc.                                             455,760
    1,500    United Parcel Service,
               Inc. - Class B                                           92,625
    4,200    United Technologies
               Corporation                                             285,180
                                                                   -----------
                                                                       833,565
                                                                   -----------

             INSURANCE - 11.0%
   12,000    Allstate Corporation                                      443,760
    6,800    American International
               Group, Inc.                                             463,964
       66    Berkshire Hathaway
               Inc. - Class B*<F2>                                     147,444
    5,300    Chubb Corporation                                         375,240
                                                                   -----------
                                                                     1,430,408
                                                                   -----------

             MEDICAL PRODUCTS - 7.1%
    6,800    Johnson & Johnson                                         355,368
    2,000    Laboratory Corporation
               of America Holdings*<F2>                                 91,300
    9,600    Medtronic, Inc.                                           411,360
      800    Quest Diagnostics Inc.*<F2>                                68,840
                                                                   -----------
                                                                       926,868
                                                                   -----------

             MULTIMEDIA - 6.9%
   13,000    Comcast Corporation -
               Special Class A*<F2>                                    309,920
   35,300    Liberty Media Corporation -
               Class A*<F2>                                            353,000
   12,200    The Walt Disney Company                                   230,580
                                                                   -----------
                                                                       893,500
                                                                   -----------

             PHARMACEUTICALS - 5.4%
    5,900    Merck & Co., Inc.                                         298,776
   11,725    Pfizer Inc.                                               410,375
                                                                   -----------
                                                                       709,151
                                                                   -----------

             RETAIL TRADE - 6.3%
   10,650    Federated Department
               Stores, Inc.*<F2>                                       422,805
      300    Staples, Inc.*<F2>                                          5,910
   10,725    The Home Depot, Inc.                                      393,929
                                                                   -----------
                                                                       822,644
                                                                   -----------

             SEMICONDUCTORS - 3.6%
    9,900    Applied Materials, Inc.*<F2>                              188,298
   15,000    Intel Corporation                                         274,050
                                                                   -----------
                                                                       462,348
                                                                   -----------

             TELECOMMUNICATIONS - 1.9%
   18,150    Vodafone Group
               PLC-SP ADR^<F3>                                         247,747
                                                                   -----------

             TRANSPORTATION - 3.3%
   14,500    Burlington Northern
               Santa Fe Corporation                                    435,000
                                                                   -----------

             UTILITIES - 0.6%
   10,800    Calpine Corporation*<F2>                                   75,924
                                                                   -----------

             TOTAL COMMON STOCK
             (Cost 14,862,233)                                      12,397,141
                                                                   -----------

             SHORT-TERM SECURITIES - 4.7%
 $298,826    U.S. Bank Demand Note -
               1.5900% #<F4>                                           298,826
  103,309    American Family Insurance
               Demand Note - 1.4626% #<F4>                             103,309
   24,885    Wisconsin Corporate Center
               Credit Union Demand
               Note - 1.5100% #<F4>                                     24,885
  183,211    Wisconsin Electric Demand
               Note - 1.4625% #<F4>                                    183,211
                                                                   -----------
             TOTAL SHORT TERM
               SECURITIES
               (Cost $610,231)                                         610,231
                                                                   -----------
             TOTAL INVESTMENTS
               (Cost $15,472,464) - 99.9%                           13,007,372
                                                                   -----------
             OTHER ASSETS IN
               EXCESS OF OTHER
               LIABILITIES - 0.1%                                       17,021
                                                                   -----------
             TOTAL NET
               ASSETS - 100.0%                                     $13,024,393
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
^<F3>  Foreign security.
#<F4> Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2002.
ADR - American Depository Receipts

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

Assets:
   Investments, at value (cost $15,472,464)                        $13,007,372
   Dividends and interest receivable                                    18,591
   Receivable from Adviser                                              24,039
   Prepaid expense                                                      17,578
                                                                   -----------
       Total Assets                                                 13,067,580
                                                                   -----------

Liabilities:
   Accrued expenses and other liabilities                               43,187
                                                                   -----------
       Total Liabilities                                                43,187
                                                                   -----------
Net Assets                                                         $13,024,393
                                                                   -----------
                                                                   -----------

Net Assets Consist of:
   Capital stock                                                   $16,852,644
   Accumulated net investment income                                    13,944
   Accumulated undistributed net realized gain on investments sold  (1,377,103)
   Net unrealized depreciation on investments                       (2,465,092)
                                                                   -----------
       Total Net Assets                                            $13,024,393
                                                                   -----------
                                                                   -----------

Shares outstanding of beneficial interest,
  unlimited shares authorized, $0.001 par value                      1,676,549

Net asset value and offering price per share                             $7.77
                                                                         -----
                                                                         -----

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

Investment Income:
   Interest income                                                 $     5,550
   Dividend Income (net of taxes withheld of $855)                      73,061
                                                                   -----------
       Total investment income                                          78,611
                                                                   -----------

Expenses:
   Investment advisory fee                                              51,738
   Administration fee                                                   19,904
   Fund accounting expenses                                             15,741
   Shareholder servicing and accounting costs                           15,842
   Custody fees                                                          3,725
   Professional fees                                                    43,365
   Reports to shareholders                                              11,439
   Trustees' fees and expenses                                          18,556
   Insurance                                                            20,445
   Other                                                                   102
                                                                   -----------
   Total expenses before fee waivers                                   200,857
   Expenses waived and/or reimbursed                                  (136,185)
                                                                   -----------
       Total expenses                                                   64,672
                                                                   -----------

   Net Investment Income                                                13,939
                                                                   -----------

Realized and Unrealized Gain (Loss) on Investments:
   Realized gain (loss) on investments                                (696,869)
   Change in unrealized depreciation on investments                 (1,854,857)
                                                                   -----------
       Net realized and unrealized gain (loss) on investments       (2,551,726)
                                                                   -----------
Net decrease in Net Assets Resulting from Operations               $(2,537,787)
                                                                   -----------
                                                                   -----------

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED      FOR THE YEAR
                                               JUNE 30, 2002        ENDED
                                                (UNAUDITED)   DECEMBER 31, 2001
                                               -------------  -----------------
Operations:
   Net investment Income                       $    13,939       $    33,107
   Net realized loss on investments               (696,869)         (649,710)
   Change in unrealized depreciation
     on investments                             (1,854,857)         (606,962)
                                               -----------       -----------
   Net decrease in net assets
     resulting from operations                  (2,537,787)       (1,223,565)
                                               -----------       -----------

Dividends and Distributions to Shareholders:
   Net investment income                                --           (33,102)
   Net realized gains                                   --           (30,596)
                                               -----------       -----------
   Total dividends and distributions                    --           (63,698)
                                               -----------       -----------

   Net increase in net assets from fund
     share transactions (Note 6)                 5,579,790        11,164,048
                                               -----------       -----------

Total Increase in Net Assets                     3,042,003         9,876,785

Net Assets:
   Beginning of year                             9,982,390           105,605
                                               -----------       -----------
   End of year*<F5>                            $13,024,393       $ 9,982,390
                                               -----------       -----------
                                               -----------       -----------

   *<F5>  Including undistributed
            net investment income              $        --       $         5

                See accompanying notes to financial statements.

AYCO GROWTH FUND
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED     FOR THE YEAR
                                              JUNE 30, 2002         ENDED
                                               (UNAUDITED)    DECEMBER 31, 2001
                                            ----------------  -----------------
Net Asset Value, Beginning of Period            $ 9.44             $ 9.72
                                                ------             ------

   Income from Investment Operations:
       Net investment income                      0.01               0.03
       Net realized and unrealized
         gain (loss) on investments              (1.68)             (0.25)
                                                ------             ------
       Total from investment operations          (1.67)             (0.22)
                                                ------             ------

   Less Dividends and Distributions:
       Net investment income                        --              (0.03)
       Net realized gains                           --              (0.03)
                                                ------             ------
       Total dividends and distributions            --              (0.06)
                                                ------             ------

Net Asset Value, End of Period                  $ 7.77             $ 9.44
                                                ------             ------
                                                ------             ------

Total Return                                    (17.69%)(1)<F6>     (2.26%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                  $13,024,393         $9,982,390
Ratio of net expenses to
  average net assets:
   Before expense reimbursement                   3.11%(2)<F7>       5.35%
   After expense reimbursement                    1.00%(2)<F7>       1.00%
Ratio of net investment income to
  average net assets:
   Before expense reimbursement                  (1.89%)(2)<F7>     (3.92%)
   After expense reimbursement                    0.22%(2)<F7>       0.43%
Portfolio turnover rate                             13%                 6%

(1)<F6>  Not annualized.
(2)<F7>  Annualized.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   ORGANIZATION

     Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one series: the Ayco Growth Fund (the "Fund"). In the future, the Trust may establish additional series and classes of shares. Pursuant to the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION

     All portfolio securities of the Fund for which market quotations are readily available, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore no provision is recorded. The Fund also intends to comply with the diversification requirement under Section 817(h) of the Code and the regulations thereunder.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Fund pays dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     OTHER

     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's cost basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISOR

     The Trust and The Ayco Company, L.P. (the "Advisor") have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through December 31, 2002, to waive or limit its fees and to reimburse other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period January 1, 2002 to June 30, 2002, the Advisor assumed $136,185 of operating expenses on behalf of the Fund. Prior to January 1, 2002, the Advisor assumed $362,472 of operating expenses and $67,800 of the Fund's organizational expenses.

     The Fund may at a later date reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the then prior three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.00% of the Fund's average daily net assets. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated directly above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

4.   DISTRIBUTION PLAN

     Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly-owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore the Distributor may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     During the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $7,029,451 and $1,629,741, respectively. There were no purchases or sales of long-term U.S. Government securities during the period.

6.   TAX BASIS INFORMATION

     At June 30, 2002, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

          Cost                                             $15,472,464
          Appreciation                                         309,876
          (Depreciation)                                    (2,774,968)
                                                           -----------
          Net Depreciation                                 $(2,465,092)
                                                           -----------
                                                           -----------

     The Fund had tax basis undistributed ordinary income of $5 at December 31, 2001.

     The Fund had $680,234 of Post-October losses, which are deferred for tax purposes until the year ending December 31, 2002.

7.   FUND SHARES

     The following table summarizes the activity in shares of the Fund:

                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2001
                                                       -----------------
                                                    SHARES            AMOUNT
                                                    ------            ------
     Shares outstanding,
       beginning of period                            10,863       $   108,806
                                                   ---------       -----------
     Shares sold                                   1,152,331        12,168,844
     Shares issued to
       shareholders in
       reinvestment of
       distributions                                   6,719            63,698
     Shares redeemed                                (112,401)       (1,068,494)
                                                   ---------       -----------
     Net increase                                  1,046,649        11,164,048
                                                   ---------       -----------
     Shares outstanding,
       end of period                               1,057,512       $11,272,854
                                                   ---------       -----------
                                                   ---------       -----------

                                                    FOR THE SIX MONTHS ENDED
                                                         JUNE 30, 2002
                                                    ------------------------
                                                    SHARES            AMOUNT
                                                    ------            ------
     Shares outstanding,
       beginning of period                         1,057,512       $11,272,854
                                                   ---------       -----------
     Shares sold                                     720,183         6,460,462
     Shares redeemed                                (101,146)         (880,672)
                                                   ---------       -----------
     Net increase                                    619,037         5,579,790
                                                   ---------       -----------
     Shares outstanding,
       end of period                               1,676,549       $16,852,644
                                                   ---------       -----------
                                                   ---------       -----------

                              INDEPENDENT TRUSTEES
                              --------------------

                                    POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST+<F8>     ELECTION    DURING PAST 5 YEARS              HELD BY TRUSTEE
----------------------              ---------------     --------    -----------------------          -------------------
Herbert A. Chesbrough (55)          Trustee             2000        President of Saratoga            None
Saratoga Performing Arts Center                                     Performing Arts Center, Inc.
Saratoga Springs, New York 12866                                    (Saratoga Springs, New York)

Anthony J. DePaula (57)             Trustee             2000        Owner and President of           None
781 Central Avenue                                                  DePaula Chevrolet, Inc.
Albany, New York 12206

+<F8>  Each Trustee oversees Ayco Growth Fund, the only portfolio of the Trust.

                               INTERESTED TRUSTEE
                               ------------------

                                    POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST+<F9>     ELECTION    DURING PAST 5 YEARS              HELD BY TRUSTEE
----------------------              ---------------     --------    -----------------------          -------------------
John Breyo (56)*<F10>               Chief Executive     2000        Chief Executive Officer,         Trustee, Granum
One Wall Street                     Officer and                     Chairman of the Board of         Series Trust
Albany, New York 12205              Trustee                         Directors and President, Ayco
                                                                    (Sept. 1997 - current); Office
                                                                    of the President (1986 - Sept. 1997)

+<F9>   The Trustee oversees Ayco Growth Fund, the only portfolio of the Trust.
*<F10> The Trustee is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Ayco.

                                 TRUST OFFICERS
                                 --------------

                                    POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST          ELECTION    DURING PAST 5 YEARS              HELD BY OFFICER
----------------------              ---------------     --------    -----------------------          -------------------
John J. Collins, III (48)           Chief Financial     2000        Chief Financial                  None
101 State Farm Place                Officer and                     Officer, Ayco
Ballston Spa, New York 12020        Controller

Peter H. Heerwagen (56)             Vice President      2000        Senior Vice President,           None
855 Rte. 146, Suite 120             and Secretary                   Investment Services & Chief
Clifton Park, New York 12065                                        Investment Officer, Ayco

Margaret M. Keyes (38)              Assistant           2000        Deputy General Counsel,          None
One Wall Street                     Secretary                       Ayco
Albany, New York 12205

Paul D. Flaa (37)                   Assistant           2001        Compliance Administrator,        None
615 E. Michigan Street              Secretary                       U.S. Bancorp Fund Services,
Milwaukee, Wisconsin 53202                                          LLC (Feb. 2000 - current);
                                                                    District Representative,
                                                                    Aid Association for Lutherans
                                                                    (Oct. 1999 - Feb. 2000); Chief
                                                                    Financial Officer, Lutheran
                                                                    Association of Missionaries
                                                                    and Pilots (Nov. 1986 - Oct. 1999)

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12205

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                            INDEPENDENT ACCOUNTANTS
                            -----------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling 1-800-235-3412.

This report must be accompanied or preceded by the Fund's current prospectus.